Document and Entity Information	Jun. 21, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 21, 2021
Entity Registrant Name	GENCOR INDUSTRIES, INC.
Entity Address, Address Line One	5201 North Orange Blossom Trail
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32810
City Area Code	407
Local Phone Number	290-6000
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11703
Entity Tax Identification Number	59-0933147
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GENC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000064472